Provisions (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Provisions [Line Items]
Provisions related to expected credit losses (IFRS 9, Financial Instruments)	$ 320	$ 350
Provisions related to Credit Suisse loan commitments (IFRS 3, Business Combinations)	997	1,924
Provisions related to litigation, regulatory and similar matters (IAS 37, Provisions, Contingent Liabilities and Contingent Assets)	4,969	6,144
Acquisition-related contingent liabilities (IFRS 3, Business Combinations)	2,122	3,993
Other provisions	1,368	2,123
Total provisions and contingent liabilities	8,409	12,412
Credit Suisse
Disclosure Of Other Provisions [Line Items]
Total provisions and contingent liabilities		12,412
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Provisions related to litigation, regulatory and similar matters (IAS 37, Provisions, Contingent Liabilities and Contingent Assets)	$ 3,602	$ 4,020